Morgan Stanley Real Estate Fund                           Two World Trade Center
LETTER TO THE SHAREHOLDERS - MAY 31, 2001               New York, New York 10048

Dear Shareholder:
Real estate investment trusts (REITs) finished calendar year 2000 with a continuation of the strong performance that commenced in March 2000 and coincided with the decline of the technology-led bull market. Investors appeared to have been attracted to the real estate sector's defensive characteristics in response to the price declines and increased volatility witnessed in other sectors. In addition, REITs exhibited stable earnings versus analysts' estimates in a period in which many companies announced weak earnings. These same features have allowed REITs to continue this strong performance relative to that of the broader equity markets in 2001.

However, the year-to-date performance of the various components of the REIT universe has been harder to explain. The sector has featured a reversal of fortune as to the property sectors that have provided the performance thus far in 2001. Generally, last year's best-performing sectors have been this year's laggards and last year's laggards have been this year's winners. Most notably, retail has shown a return of 14.4 percent through the end of May, whereas it had underperformed by almost 10 percentage points in 2000. In contrast, the office and apartment sectors, which had each outperformed by almost 10 percent last year, have thus far produced negative returns. Perhaps of greater significance is that this year's returns appear to be correlated directly to REITs' average dividend yield, as the higher-yielding companies have outperformed their lower-yielding counterparts. We believe that although performance within the REIT sector has been difficult to explain, fundamentals do matter in the long run, and the current apparent overemphasis on yield by REIT investors will run its course.

Performance
On June 18, 2001, Morgan Stanley Dean Witter Real Estate Fund was renamed Morgan Stanley Real Estate Fund. For the six months ended May 31, 2001, the Fund's Class A, B, C and D shares produced total returns of 8.61 percent, 8.16 percent,
8.14 percent and 8.76 percent, respectively. During the same period, the NAREIT Equity Index returned 12.68 percent.* Performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the performance of the REIT market has been difficult to match, given the significant

---------------------
*The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index does not include any expenses, fees or charges. The Index is an unmanaged benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts and should not be considered an investment.

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2001 continued

outperformance of lower quality and higher-yielding stocks. These companies tend to own lower-quality properties and have riskier balance sheets. This compares to the sub-advisor's current preference for owners of what is believed to be higher-quality real estate as we enter the latter stages of the real estate cycle. In addition, the economic situation in California, where demand for space softened and the energy crisis intensified, has led to investor concerns in regard to companies with significant exposure in the region, particularly northern California. While these two factors, investors' preference for yield and caution toward northern California, have combined to detract from the Fund's performance relative to its benchmark, the Fund maintains substantial positions in owners of both residential and office properties with superior quality assets located in markets characterized by higher barriers to entry, including northern California. The sub-advisor believes that the companies who are currently satisfying investor demand for current income and thereby driving strong benchmark performance may be most susceptible to difficulty in an economic slowdown.

Portfolio Strategy
Morgan Stanley Investment Management continues to shape the portfolio with companies offering attractive fundamental valuations relative to their underlying real estate value. The top-down weightings in the Fund's portfolio reflect a more defensive stance as a result of weakening economic fundamentals. The Fund increased its overweighting to apartments because of their more defensive characteristics and as a result of more attractive pricing due to share price weakness. The sub-advisor believes that the key risk is that the short-term leases in last year's strongest markets may be replaced at lower effective rents. The Fund's overweighting to the office sector was reduced due to lower demand and a lack of abatement to the supply pipeline. The Fund was poised to reduce its weighting to hotels, the most economically sensitive sector, based on the one-day average lease term and modest degree of advance booking. Despite weakness on the demand side, the supply pipeline has materially improved and stocks appeared to reflect much of the near-term negative news. Note that aside from sector weightings, the sub-advisor's definition of a defensive approach is based on the ownership of high-quality assets in markets with barriers to new supply. These assets are more capable of retaining occupancy and attracting and maintaining the highest-quality tenants in more difficult economic periods.

Looking Ahead
The real estate markets remain in equilibrium, although the tone has become more cautious as evidence of a slowdown in the demand for real estate has emerged. It is notable that today's property owners are not distressed, as opposed to the real estate environment of the late 1980s.

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2001 continued

They are not excessively leveraged and can refinance at current attractive mortgage rates. Given the general uncertainty in the direction of the economy, prospective buyers of real estate assets have lowered their bid prices. As a result, transaction volumes remain slow as sellers opt to refinance as opposed to selling. In addition, leasing transactions remain slow as tenants wait on the sidelines until the economic outlook becomes more clear. The sub-advisor believes that this caution is generally favorable for the supply side of the equation, as it is likely to lead to reduced speculative construction, which when combined with more restrictive lending standards should result in a continuation of the decreases in the supply pipelines. Finally, some observers are becoming more enthusiastic about the real estate markets, because they can make the case for an increase in valuation when demand returns as supply remains muted.

We appreciate your ongoing support of Morgan Stanley Real Estate Fund and look forward to serving your future investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Real Estate Fund
FUND PERFORMANCE - MAY 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
---------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     20.31%(1) 13.99%(2)
Since Inception (4/28/99)  9.97%(1)  7.17%(2)

               CLASS C SHARES+
---------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     19.36%(1) 18.36%(1)
Since Inception (4/28/99)  9.10%(1)  9.10%(2)

              CLASS B SHARES**
---------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     19.27%(1) 14.27%(2)
Since Inception (4/28/99)  9.09%(1)  7.78%(2)

              CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     20.47%(1)
Since Inception (4/28/99)  10.33%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.1%)
              Internet Software/Services (0.6%)
  145,800     Frontline Capital*.......  $    583,200
                                         ------------
              REIT - Diversified (3.8%)
   49,600     Meditrust Corp.
               (Paired Stock)*.........       277,264
  100,800     Vornado Realty Trust.....     3,780,000
                                         ------------
                                            4,057,264
                                         ------------
              REIT - Industrial/Office (38.8%)
   47,000     AMB Property Corp. ......     1,160,900
  181,100     Arden Realty, Inc. ......     4,458,682
      400     Bedford Property.........         7,800
  113,300     Boston Properties,
               Inc. ...................     4,518,404
  233,900     Brookfield Properties
               Corp. (Canada)..........     4,143,658
   55,200     Cabot Industrial Trust...     1,068,120
  100,600     CarrAmerica Realty
               Corp. ..................     2,818,812
  235,823     Equity Office Properties
               Trust...................     6,862,449
  107,100     Great Lakes REIT,
               Inc. ...................     1,836,765
    4,200     Kilroy Realty Corp. .....       105,000
   13,800     Koger Equity, Inc. ......       220,110
   48,000     Mack-Cali Realty
               Corp. ..................     1,319,040
   54,800     Pacific Gulf Properties
               Inc. ...................       313,456
  129,700     ProLogis Trust...........     2,775,580
   24,500     PS Business Parks,
               Inc. ...................       644,350
   10,300     Reckson Associates Realty
               Corp. ..................       223,510
   91,300     Spieker Properties,
               Inc. ...................     5,185,840
  199,800     TrizecHahn Corp.
               (Canada)................     3,374,622
                                         ------------
                                           41,037,098
                                         ------------
              REIT - Lodging/Resorts (7.4%)
  133,000     Host Marriot Corp. ......     1,721,020
    7,332     Interstate Hotels
               Corp.*..................        21,703
  144,993     Starwood Hotels & Resorts
               Worldwide, Inc. ........     5,485,085
  246,900     Wyndham International,
               Inc. (Class A)*.........       637,002
                                         ------------
                                            7,864,810
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT - Residential (28.8%)
   63,900     Amli Residential
               Properties Trust........  $  1,450,530
   37,600     Apartment Investment &
               Management Co. (Class
               A)......................     1,724,712
  164,400     Archstone Communities
               Trust...................     4,116,576
  150,300     Avalonbay Communities,
               Inc. ...................     6,963,399
      900     BRE Properties, Inc.
               (Class A)...............        26,955
   62,300     Charles E. Smith
               Residential Realty,
               Inc. ...................     3,012,205
   51,400     Chateau Communities,
               Inc. ...................     1,553,822
   79,400     Equity Residential
               Properties Trust........     4,259,810
   81,700     Essex Property Trust,
               Inc. ...................     3,835,815
   65,700     Manufactured Home
               Communities, Inc. ......     1,783,755
   24,000     Post Properties, Inc. ...       875,280
   35,800     Summit Properties
               Inc. ...................       877,100
                                         ------------
                                           30,479,959
                                         ------------
              REIT - Retail (12.3%)
  199,800     Burnham Pacific
               Properties, Inc. .......       943,056
   89,400     Federal Realty Investment
               Trust...................     1,863,990
   59,000     Macerich Co. (The).......     1,379,420
   35,800     Rouse Co. (The)..........     1,012,424
  148,500     Simon Property Group,
               Inc. ...................     4,027,320
  292,000     Taubman Centers, Inc. ...     3,796,000
                                         ------------
                                           13,022,210
                                         ------------
              REIT - Storage (5.4%)
  189,800     Public Storage, Inc. ....     5,242,276
   18,800     Shurgard Storage Centers,
               Inc. (Class A)..........       517,000
                                         ------------
                                            5,759,276
                                         ------------
              Total Common Stocks
              (Cost $94,007,278).......   102,803,817
                                         ------------


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (3.3%)
              Repurchase Agreement
  $ 3,538     Joint repurchase
               agreement account 4.148%
               due 06/01/01 (dated
               05/31/01; proceeds
               $3,538,408) (a)
               (Cost $3,538,000).......  $  3,538,000
                                         ------------

Total Investments
(Cost $97,545,278) (b)......  100.4%      106,341,817
Other Assets in Excess of
Liabilities.................   (0.4)%        (422,796)
                               -----     ------------
Net Assets..................   100.0%    $105,919,021
                               =====     ============

---------------------------------------------------

     *   Non-income producing security.
    (a) Collateralized by Federal Agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $11,765,016 and the aggregate gross unrealized depreciation is $2,968,477, resulting in net unrealized appreciation of $8,796,539.


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $97,545,278)........................................  $106,341,817
Cash........................................................           114
Receivable for:
    Shares of beneficial interest sold......................       300,402
    Dividends...............................................       103,648
Prepaid expenses and other assets...........................        60,780
                                                              ------------
    Total Assets............................................   106,806,761
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       660,869
    Investment management fee...............................        88,568
    Plan of distribution fee................................        74,984
    Shares of beneficial interest repurchased...............        28,269
Accrued expenses and other payables.........................        35,050
                                                              ------------
    Total Liabilities.......................................       887,740
                                                              ------------
    Net Assets..............................................  $105,919,021
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $95,618,198
Net unrealized appreciation.................................     8,796,543
Undistributed net investment income.........................       160,061
Accumulated undistributed net realized gain.................     1,344,219
                                                              ------------
    Net Assets..............................................  $105,919,021
                                                              ============
Class A Shares:
Net Assets..................................................    $9,406,131
Shares Outstanding (unlimited authorized, $.01 par value)...       839,492
    Net Asset Value Per Share...............................        $11.20
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $11.82
                                                              ============
Class B Shares:
Net Assets..................................................   $79,661,222
Shares Outstanding (unlimited authorized, $.01 par value)...     7,123,469
    Net Asset Value Per Share...............................        $11.18
                                                              ============
Class C Shares:
Net Assets..................................................    $7,203,156
Shares Outstanding (unlimited authorized, $.01 par value)...       643,723
    Net Asset Value Per Share...............................        $11.19
                                                              ============
Class D Shares:
Net Assets..................................................    $9,648,512
Shares Outstanding (unlimited authorized, $.01 par value)...       859,325
    Net Asset Value Per Share...............................        $11.23
                                                              ============


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2001 (unaudited)

Net Investment Income:
Income
Dividends (net of $10,628 foreign withholding tax)..........  $2,761,533
Interest....................................................      84,453
                                                              ----------
    Total Income............................................   2,845,986
                                                              ----------
Expenses
Investment management fee...................................     508,555
Plan of distribution fee (Class A shares)...................       5,970
Plan of distribution fee (Class B shares)...................     386,748
Plan of distribution fee (Class C shares)...................      35,157
Transfer agent fees and expenses............................      59,633
Registration fees...........................................      32,804
Shareholder reports and notices.............................      32,768
Professional fees...........................................      28,269
Custodian fees..............................................      12,680
Trustees' fees and expenses.................................       5,838
Other.......................................................       3,651
                                                              ----------
    Total Expenses..........................................   1,112,073
                                                              ----------
    Net Investment Income...................................   1,733,913
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   1,951,048
Net change in unrealized appreciation.......................   4,214,993
                                                              ----------
    Net Gain................................................   6,166,041
                                                              ----------
Net Increase................................................  $7,899,954
                                                              ==========


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX       FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2001    NOVEMBER 30, 2000
                                                              ------------    -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 1,733,913       $ 2,136,992
Net realized gain (loss)....................................    1,951,048          (131,098)
Net change in unrealized appreciation.......................    4,214,993        16,894,869
                                                              ------------      -----------

    Net Increase (Decrease).................................    7,899,954        18,900,763
                                                              ------------      -----------
Dividends and Distributions to Shareholders From:
Net investment income
    Class A shares..........................................     (200,028)         (246,209)
    Class B shares..........................................   (1,136,342)       (1,786,472)
    Class C shares..........................................     (102,601)         (199,920)
    Class D shares..........................................     (134,881)          (76,065)
Net realized gain
    Class A shares..........................................      --                (48,295)
    Class B shares..........................................      --               (283,450)
    Class C shares..........................................      --                (30,408)
    Class D shares..........................................      --                 (9,276)
Paid-in-capital
    Class A shares..........................................      --                (48,817)
    Class B shares..........................................      --               (291,141)
    Class C shares..........................................      --                (30,844)
    Class D shares..........................................      --                (13,609)
                                                              ------------      -----------

    Total Dividends and Distributions.......................   (1,573,852)       (3,064,506)
                                                              ------------      -----------

Net increase from transactions in shares of beneficial
  interest..................................................    2,596,760         8,155,544
                                                              ------------      -----------

    Net Increase............................................    8,922,862        23,991,801
Net Assets:
Beginning of period.........................................   96,996,159        73,004,358
                                                              ------------      -----------

    End of Period
    (Including undistributed net investment income of
    $160,062 and $0, respectively)..........................  $105,919,021      $96,996,159
                                                              ============      ===========


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Real Estate Fund (the "Fund"), formerly Morgan Stanley Dean Witter Real Estate Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,966,615 at May 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

six months ended May 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $11,925, $153,739 and $753, respectively and received $8,515 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2001 aggregated $23,553,514 and $17,291,034, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status
As of November 30, 2000, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                   FOR THE YEAR
                                                           MONTHS ENDED                       ENDED
                                                           MAY 31, 2001                 NOVEMBER 30, 2000
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     927,422   $ 10,274,455        1,746,452   $ 17,406,241
Reinvestment of dividends and distributions.......      17,014        183,894           31,839        309,715
Redeemed..........................................  (1,051,139)   (11,594,781)      (1,484,644)   (15,088,635)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class A.................    (106,703)    (1,136,432)         293,647      2,627,321
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   3,490,572     38,510,284        9,124,891     90,471,114
Reinvestment of dividends and distributions.......      80,990        875,771          189,156      1,783,147
Redeemed..........................................  (3,606,404)   (39,676,665)      (9,073,534)   (89,223,658)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................     (34,842)      (290,610)         240,513      3,030,603
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      96,473      1,055,239          208,658      2,026,349
Reinvestment of dividends and distributions.......       8,343         90,231           24,424        228,666
Redeemed..........................................    (105,056)    (1,145,471)        (481,762)    (4,534,310)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................        (240)            (1)        (248,680)    (2,279,295)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................     454,823      4,992,599        2,239,758     21,261,279
Reinvestment of dividends and distributions.......      10,738        116,092            9,373         91,393
Redeemed..........................................     (99,346)    (1,084,888)      (1,759,073)   (16,575,757)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................     366,215      4,023,803          490,058      4,776,915
                                                    ----------   ------------       ----------   ------------
Net increase in Fund..............................     224,430   $  2,596,760          775,538   $  8,155,544
                                                    ==========   ============       ==========   ============

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE PERIOD
                                                 FOR THE SIX      FOR THE YEAR       APRIL 28, 1999*
                                                 MONTHS ENDED         ENDED              THROUGH
                                                 MAY 31, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                 ------------   -----------------   -----------------
                                                 (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period...........     $10.51           $ 8.63              $10.00
                                                    ------           ------              ------

Income (loss) from investment operations:
  Net investment income........................       0.23             0.31                0.21
  Net realized and unrealized gain (loss)......       0.67             2.00               (1.38)
                                                    ------           ------              ------

Total income (loss) from investment
  operations...................................       0.90             2.31               (1.17)
                                                    ------           ------              ------

Less dividends and distributions from:
  Net investment income........................      (0.21)           (0.33)              (0.20)
  Net realized gain............................     --                (0.04)            --
  Paid-in-capital..............................     --                (0.06)            --
                                                    ------           ------              ------

Total dividends and distributions..............      (0.21)           (0.43)              (0.20)
                                                    ------           ------              ------

Net asset value, end of period.................     $11.20           $10.51              $ 8.63
                                                    ======           ======              ======

Total Return+..................................       8.61%(1)        27.46%             (11.88)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................       1.60%(2)         1.71%               1.81 %(2)

Net investment income..........................       4.00%(2)         3.20%               3.59 %(2)

Supplemental Data:
Net assets, end of period, in thousands........     $9,406           $9,943              $5,634

Portfolio turnover rate........................         17%(1)           57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                     FOR THE PERIOD
                                                 FOR THE SIX      FOR THE YEAR       APRIL 28, 1999*
                                                 MONTHS ENDED         ENDED              THROUGH
                                                 MAY 31, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                 ------------   -----------------   -----------------
                                                 (unaudited)
Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period..........     $10.49            $ 8.62              $10.00
                                                   ------            ------              ------

Income (loss) from investment operations:
  Net investment income.......................       0.18              0.24                0.16
  Net realized and unrealized gain (loss).....       0.67              1.99               (1.37)
                                                   ------            ------              ------

Total income (loss) from investment
  operations..................................       0.85              2.23               (1.21)
                                                   ------            ------              ------

Less dividends and distributions from:
  Net investment income.......................      (0.16)            (0.27)              (0.17)
  Net realized gain...........................     --                 (0.04)            --
  Paid-in-capital.............................     --                 (0.05)            --
                                                   ------            ------              ------

Total dividends and distributions.............      (0.16)            (0.36)              (0.17)
                                                   ------            ------              ------

Net asset value, end of period................     $11.18            $10.49              $ 8.62
                                                   ======            ======              ======

Total Return+.................................       8.16%(1)         26.41%             (12.27)%(1)

Ratios to Average Net Assets(3):
Expenses......................................       2.35%(2)          2.46%               2.56 %(2)

Net investment income.........................       3.25%(2)          2.45%               2.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands.......    $79,661           $75,101             $59,645

Portfolio turnover rate.......................         17%(1)            57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                     FOR THE PERIOD
                                                 FOR THE SIX      FOR THE YEAR       APRIL 28, 1999*
                                                 MONTHS ENDED         ENDED              THROUGH
                                                 MAY 31, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                 ------------   -----------------   -----------------
                                                 (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period..........     $10.50           $ 8.62              $10.00
                                                   ------           ------              ------

Income (loss) from investment operations:
  Net investment income.......................       0.18             0.26                0.16
  Net realized and unrealized gain (loss).....       0.67             1.98               (1.38)
                                                   ------           ------              ------

Total income (loss) from investment
  operations..................................       0.85             2.24               (1.22)
                                                   ------           ------              ------

Less dividends and distributions from:
  Net investment income.......................      (0.16)           (0.27)              (0.16)
  Net realized gain...........................     --                (0.04)            --
  Paid-in-capital.............................     --                (0.05)            --
                                                   ------           ------              ------

Total dividends and distributions.............      (0.16)           (0.36)              (0.16)
                                                   ------           ------              ------

Net asset value, end of period................     $11.19           $10.50              $ 8.62
                                                   ======           ======              ======

Total Return+.................................       8.14%(1)        26.50%             (12.29)%(1)

Ratios to Average Net Assets(3):
Expenses......................................       2.35%(2)         2.46%               2.56 %(2)

Net investment income.........................       3.25%(2)         2.45%               2.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands.......     $7,203           $6,759              $7,698

Portfolio turnover rate.......................         17%(1)           57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                      FOR THE PERIOD
                                                  FOR THE SIX      FOR THE YEAR       APRIL 28, 1999*
                                                  MONTHS ENDED         ENDED              THROUGH
                                                  MAY 31, 2001   NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                  ------------   -----------------   -----------------
                                                  (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period...........     $10.53           $ 8.64              $10.00
                                                    ------           ------              ------

Income (loss) from investment operations:
  Net investment income........................       0.23             0.27                0.15
  Net realized and unrealized gain (loss)......       0.68             2.08               (1.30)
                                                    ------           ------              ------

Total income (loss) from investment
  operations...................................       0.91             2.35               (1.15)
                                                    ------           ------              ------

Less dividends and distributions from:
  Net investment income........................      (0.21)           (0.36)              (0.21)
  Net realized gain............................     --                (0.04)            --
  Paid-in-capital..............................     --                (0.06)            --
                                                    ------           ------              ------

Total dividends and distributions..............      (0.21)           (0.46)              (0.21)
                                                    ------           ------              ------

Net asset value, end of period.................     $11.23           $10.53              $ 8.64
                                                    ======           ======              ======

Total Return+..................................       8.76%(1)        27.88%             (11.69)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................       1.35%(2)         1.46%               1.56 %(2)

Net investment income..........................       4.25%(2)         3.45%               3.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands........     $9,649           $5,193                 $26

Portfolio turnover rate........................         17%(1)           57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
Morgan Stanley Investment
Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
REAL ESTATE FUND


Semiannual Report
May 31, 2001